Earnings per share (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings per share
Net profit attributable to shareholders	$ 2,290	$ 6,784	$ 8,095
Adjustment for RSP dividends - Basic	(2)	(6)	(5)
Adjustment for RSP dividends - Diluted	(2)	(6)
Adjustment for potential dilution: Distributions to convertible loan capital holders		290	283
Adjusted net profit attributable to shareholders - Basic	2,288	6,778	8,090
Adjusted net profit attributable to shareholders - Diluted	$ 2,288	$ 7,068	$ 8,378
Weighted average number of ordinary shares on issue	3,595	3,456	3,414
Treasury shares (including RSP share rights)	(5)	(6)	(8)
Adjustment for potential dilution: Share-based payments	1	1	3
Adjustment for potential dilution: Convertible loan capital		278	232
Adjusted weighted average number of ordinary shares - Basic	3,590	3,450	3,406
Adjusted weighted average number of ordinary shares - Diluted	3,591	3,729	3,641
Earnings per ordinary share (cents) - Basic	$ 0.637	$ 1.965	$ 2.375
Earnings per ordinary share (cents) - Diluted	$ 0.637	$ 1.895	$ 2.301